Leases - Future lease payments and rent expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Future lease payments under operating leases
2020	¥ 152,716
2021	68,812
2022	22,974
2023	16,104
2024	12,060
Thereafter	24,048
Total minimum lease payments	296,714
Less: imputed interest	(20,850)
Total lease liability balance	275,864
Rental expense		¥ 177,100	¥ 143,500
Operating lease expense	158,800
Short-term lease cost	¥ 35,900
2019		187,581
2020		103,807
2021		66,499
2022		15,243
Beyond 2022		¥ 65,142
Minimum [Member]
Leases
Remaining lease term for operating lease	2 months
Maximum [Member]
Leases
Remaining lease term for operating lease	8 years